PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment are summarized below:

	September 30, 2024	December 31, 2023

Lab equipment	$662,747	$647,214
Computers and software	81,433	68,682
Leasehold improvements	19,353	9,941
Vehicles	148,103	105,919
	911,636	831,756
Accumulated depreciation	(493,446)	(373,123)
Total property and equipment, net	$418,190	$458,633

Property and equipment at December 31, 2023 and 2022, are summarized below:

	December 31,
	2023	2022

Lab equipment	$647,214	$462,155
Computers and software	68,682	21,463
Leasehold improvements	9,941	—
Vehicles	105,919	—
Property and equipment, gross	831,756	483,618
Less: accumulated depreciation and amortization	(373,123)	(269,180)
Total property and equipment, net	$458,633	$214,438